Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,827,000
Previously Paid Amount	0.00
Total Fee Amount	279.71
Total Offset Amount	0.00
Net Fee	279.71
Narrative - Max Aggregate Offering Price	$ 1,827,000
Final Prospectus	true